Document and Entity Information	Aug. 14, 2019	Aug. 07, 2019
Entity Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Aug. 14, 2019
Entity Registrant Name		Booking Holdings Inc.
Entity Central Index Key		0001075531
Entity Incorporation, State or Country Code		DE
Entity File Number		1-36691
Entity Tax Identification Number		06-1528493
Entity Address, Address Line One		800 Connecticut Avenue
Entity Address, City or Town		Norwalk
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06854
City Area Code		203
Local Phone Number		299-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security		Common Stock par value $0.008 per share
Trading Symbol		BKNG
Security Exchange Name		NASDAQ
0.800% Senior Notes Due 2022
Entity Information [Line Items]
Title of 12(b) Security		0.800% Senior Notes Due 2022
Trading Symbol		BKNG 22A
Security Exchange Name		NYSE
2.150% Senior Notes Due 2022
Entity Information [Line Items]
Title of 12(b) Security		2.150% Senior Notes Due 2022
Trading Symbol		BKNG 22
Security Exchange Name		NYSE
2.375% Senior Notes Due 2024
Entity Information [Line Items]
Title of 12(b) Security		2.375% Senior Notes Due 2024
Trading Symbol		BKNG 24
Security Exchange Name		NYSE
1.800% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security		1.800% Senior Notes Due 2027
Trading Symbol		BKNG 27
Security Exchange Name		NYSE